Real Property Acquisitions and Development (Tables)	12 Months Ended
Dec. 31, 2010
Real Property Acquisitions and Development (Tables) [Abstract]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities

Land and land improvements	$64,050
Buildings and improvements	476,817
Acquired lease intangibles	45,036
Cash and cash equivalents	4,777
Restricted cash	3,707
Receivables and other assets	13,459

Total assets acquired	607,846
Secured debt	234,431
Accrued expenses and other liabilities	3,316

Total liabilities assumed	237,747
Capital in excess of par	41,423
Noncontrolling interests	79,775

Net assets acquired	$248,901

Land and land improvements	$11,570
Buildings and improvements	210,094
Acquired lease intangibles	18,721
Cash and cash equivalents	3,756
Restricted cash	391
Receivables and other assets	940

Total assets acquired	245,472
Secured debt	70,736
Accrued expenses and other liabilities	3,533

Total liabilities assumed	74,269
Capital in excess of par	2,218
Noncontrolling interests	27,902

Net assets acquired	$141,083

Land and land improvements	$10,240
Buildings and improvements	171,014
Acquired lease intangibles	41,519
Investment in unconcolidated joint venture	21,321
Goodwill	51,207
Other acquired intangibles	43,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390

Total assets acquired	348,110
Secured debt	61,664
Below market lease intangibles	4,189
Accrued expenses and other liabilities	26,848

Total liabilities assumed	92,701
Redeemable noncontrolling interests	4,553
Preferred stock	16,667
Capital in excess of par	2,721
Noncontrolling interests	6,295

Net assets acquired	$225,173

Unaudited pro forma consolidated results of operations

	Year Ended December 31,
	2010	2009
Revenues	$777,725	$681,905
Income from continuing operations attributable to common stockholders	$53,371	$95,253
Income from continuing operations attributable to common stockholders per share:
Basic	$0.42	$0.83
Diluted	$0.42	$0.83

Summary of real property investment activity

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property acquisitions:
Senior housing operating	$816,000		$816,000			$—			$—
Senior housing triple-net(2)	1,011,229		1,011,229			—	$113,790		113,790
Skilled nursing facilities	17,300		17,300	$11,650		11,650	11,360		11,360
Hospitals			—		$20,500	20,500		$196,303	196,303
Medical office buildings		$626,414	626,414		35,523	35,523		121,809	121,809
Land parcels		4,300	4,300			—	10,000		10,000

Total acquisitions	1,844,529	630,714	2,475,243	11,650	56,023	67,673	135,150	318,112	453,262
Less: Assumed debt	(389,253)	(170,255)	(559,508)			—			—
Assumed other items, net	(171,389)	(36,925)	(208,314)			—		(1,899)	(1,899)

Cash disbursed for acquisitions	1,283,887	423,534	1,707,421	11,650	56,023	67,673	135,150	316,213	451,363
Construction in progress additions:
Senior housing triple-net	85,993		85,993	310,310		310,310	419,622		419,622
Skilled nursing facilities	—		—	23,262		23,262	29,429		29,429
Hospitals		123,033	123,033		113,907	113,907		77,642	77,642
Medical office buildings		129,561	129,561		107,853	107,853		93,907	93,907

Total construction in progress additions	85,993	252,594	338,587	333,572	221,760	555,332	449,051	171,549	620,600
Less: Capitalized interest	(6,396)	(13,924)	(20,320)	(28,474)	(12,495)	(40,969)	(20,312)	(4,717)	(25,029)
Capitalized other	—	—	—			—	(119)		(119)
Accruals(3)	—	(11,435)	(11,435)		(21,466)	(21,466)			—

Cash disbursed for construction in progress	79,597	227,235	306,832	305,098	187,799	492,897	428,620	166,832	595,452
Capital improvements to existing properties	23,568	36,355	59,923	18,326	20,063	38,389	13,329	12,232	25,561

Total cash invested in real property	$1,387,052	$687,124	$2,074,176	$335,074	$263,885	$598,959	$577,099	$495,277	$1,072,376

(1)	Includes amounts relating to both the senior housing triple-net and senior housing operating segments (all activity for the years ended December 31, 2009 and 2008 related to the senior housing treiple-net segment)

(2)	Includes $612,598,000 acquisition of a portfolio of 19 senior housing facilities that closed in December 2010. The allocation of the purchase consideration is preliminary and subject to change.

(3)	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.

Summary of construction projects placed into service and generating revenues

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Development projects:
Senior housing facilities	$273,034		$273,034	$505,137		$505,137	$190,044		$190,044
Skilled nursing facilities	—		—	45,367		45,367	16,918		16,918
Hospitals		$96,829	96,829			—		$35,151	35,151
Medical office buildings		65,547	65,547		$183,127	183,127		11,823	11,823

Total development projects	273,034	162,376	435,410	550,504	183,127	733,631	206,962	46,974	253,936
Expansion projects	3,216	—	3,216	4,288	—	4,288	40,954	—	40,954

Total construction in progress conversions	$276,250	$162,376	$438,626	$554,792	$183,127	$737,919	$247,916	$46,974	$294,890

(1)	Represents activity for the senior housing triple-net segment.

Future minimum lease payments receivable under operating leases

2011	$610,295
2012	604,731
2013	591,676
2014	538,787
2015	526,783
Thereafter	3,403,370

Totals	$6,275,642